Other long-term debt (Narrative) (Details) ¥ in Millions							6 Months Ended
	Feb. 28, 2017 USD ($)	Aug. 15, 2016 USD ($)	Mar. 14, 2016 USD ($)	Jan. 27, 2016 USD ($)	Dec. 28, 2015 USD ($)	Aug. 11, 2007 USD ($)	Jun. 30, 2017 USD ($) Number Tranche	Aug. 15, 2016 CNY (¥)	Mar. 14, 2016 CNY (¥)	Feb. 29, 2016	Jan. 27, 2016 CNY (¥)	Dec. 28, 2015 CNY (¥)	Dec. 06, 2013 USD ($)	May 03, 2013 USD ($)	Aug. 11, 2007 CNY (¥)
Debt Instrument [Line Items]
Number of tranches classified as other long-term debt | Tranche							2
June 2019 Senior Secured Notes due on June 6, 2019 at 13% per annum [Member]
Debt Instrument [Line Items]
Debt issuance date							Dec. 06, 2013
Debt instrument, aggregate principal amount | $													$ 200,000,000	$ 200,000,000
Maturity date							Jun. 06, 2019
Stated rate							13.00%
Effective interest rate							14.05%
Minimum Percentage of Common Shares Owned By Subject To Certain Qualifications And Exceptions And Satisfaction							10.00%
June 2019 Senior Secured Notes due on June 6, 2019 at 13% per annum [Member] | Maximum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio							2.75			3.0
June 2019 Senior Secured Notes due on June 6, 2019 at 13% per annum [Member] | Minimum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio							1.0			1.0
June 2019 Senior Secured Notes due on June 6, 2019 at 13% per annum [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument [Line Items]
Redemption price							106.50%
June 2019 Senior Secured Notes due on June 6, 2019 at 13% per annum [Member] | Debt Instrument, Redemption, Period Four [Member]
Debt Instrument [Line Items]
Redemption price							103.25%
June 2019 Senior Secured Notes due on June 6, 2019 at 13% per annum [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Redemption price							100.00%
Debt Instrument Redemption Period							12 months
Redemption terms							At any time prior to June 6, 2017, the Company may at its option redeem the June 2019 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the June 2019 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any Note at any redemption date, the greater of (i) 1.00% of the principal amount of such Note and (ii) the excess of (A) the present value at such redemption date of the redemption price of such Note on June 6, 2017, plus all required remaining scheduled interest payments due on such Note through June 6, 2017 (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the June 2019 Indenture) plus 100 basis points, over (B) the principal amount of such Note on such redemption date.
Debt Instrument Purchase Price percentage							1.00%
Number of Basis Points | Number							100
June 2019 Senior Secured Notes due on June 6, 2019 at 13% per annum [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Redemption price							113.00%
Redemption terms							At any time prior to June 6 2017 the Company may redeem up to 35% of the aggregate principal amount of the June 2019 Senior Secured Notes with the net cash proceeds of one or more sales of the Company’s common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 113% the principal amount of the June 2019 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the June 2019 Senior Secured Notes issued on December 6, 2013 remain outstanding after each such redemption.
Percentage of principal redeemable							35.00%
Debt Instrument Carrying Amount Percentage							65.00%
August 2019 Senior Secured Notes Due in August 30, 2019 at 8.125% [Member]
Debt Instrument [Line Items]
Debt issuance date							Aug. 30, 2016
Stated rate							8.125%
Effective interest rate							9.06%
Minimum Percentage of Common Shares Owned By Subject To Certain Qualifications And Exceptions And Satisfaction							10.00%
Debt Instrument, Periodic Payment, Principal | $							$ 300,000,000
August 2019 Senior Secured Notes Due in August 30, 2019 at 8.125% [Member] | Maximum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio							2.50
August 2019 Senior Secured Notes Due in August 30, 2019 at 8.125% [Member] | Minimum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio							1.0
August 2019 Senior Secured Notes Due in August 30, 2019 at 8.125% [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Redemption price							100.00%
Redemption terms							At any time prior to August 30, 2019, the Company may at its option redeem the August 2019 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the August 2019 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any August 2019 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such August 2019 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such August 2019 Senior Secured Note, plus all required remaining scheduled interest payments due on such August 2019 Senior Secured Note through the maturity date of the August 2019 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the August 2019 Indenture) plus 100 basis points, over (B) the principal amount of such August 2019 Senior Secured Note on such redemption date.
Debt Instrument Purchase Price percentage							1.00%
Number of Basis Points | Number							100
August 2019 Senior Secured Notes Due in August 30, 2019 at 8.125% [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Redemption price							108.125%
Redemption terms							At any time prior to August 30, 2019, the Company may redeem up to 35% of the aggregate principal amount of the August 2019 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 108.125% of the principal amount of the August 2019 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the August 2019 Senior Secured Notes issued on August 30, 2016 remain outstanding after each such redemption.
Percentage of principal redeemable							35.00%
Debt Instrument Carrying Amount Percentage							65.00%
February 2021 Senior Secured Notes due on February 28, 2021 at 7.75% per annum [Member]
Debt Instrument [Line Items]
Debt issuance date	Feb. 28, 2017
Maturity date	Feb. 28, 2021						Feb. 28, 2021
Stated rate	7.75%						7.75%
Effective interest rate							8.68%
Minimum Percentage of Common Shares Owned By Subject To Certain Qualifications And Exceptions And Satisfaction							10.00%
Debt Instrument, Periodic Payment, Principal | $	$ 300,000,000
Debt term	4 years
Debt instrument interest payable term	semi-annually
February 2021 Senior Secured Notes due on February 28, 2021 at 7.75% per annum [Member] | Maximum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio							2.0
February 2021 Senior Secured Notes due on February 28, 2021 at 7.75% per annum [Member] | Minimum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio							1.0
February 2021 Senior Secured Notes due on February 28, 2021 at 7.75% per annum [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Redemption price							100.00%
Redemption terms							At any time prior to February 28, 2021, the Company may at its option redeem the February 2021 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the February 2021 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any February 2021 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such February 2021 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such February 2021 Senior Secured Note, plus all required remaining scheduled interest payments due on such February 2021 Senior Secured Note through the maturity date of the February 2021 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the February 2021 Indenture) plus 100 basis points, over (B) the principal amount of such February 2021 Senior Secured Note on such redemption date.
Debt Instrument Purchase Price percentage							1.00%
Number of Basis Points | Number							100
February 2021 Senior Secured Notes due on February 28, 2021 at 7.75% per annum [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Redemption price							107.75%
Redemption terms							At any time prior to February 28, 2021, the Company may redeem up to 35% of the aggregate principal amount of the February 2021 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 107.75% of the principal amount of the February 2021 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the February 2021 Senior Secured Notes issued on February 28, 2017 remain outstanding after each such redemption.
Percentage of principal redeemable							35.00%
Debt Instrument Carrying Amount Percentage							65.00%
Corporate Bonds Due On December 28, 2020 at 7.5% [Member]
Debt Instrument [Line Items]
Debt issuance date					Dec. 28, 2015
Debt instrument, aggregate principal amount					$ 154,000,000							¥ 1,000
Maturity date					Dec. 28, 2020		Dec. 28, 2020
Stated rate					7.50%		7.50%					7.50%
Corporate bonds due on January 27, 2021 at 7.47% per annum [Member]
Debt Instrument [Line Items]
Debt issuance date				Jan. 27, 2016
Debt instrument, aggregate principal amount				$ 107,000,000							¥ 700
Maturity date				Jan. 27, 2021			Jan. 27, 2021
Stated rate				7.47%			7.47%				7.47%
Corporate bonds due on March 14, 2021 at 7.09% per annum [Member]
Debt Instrument [Line Items]
Debt issuance date			Mar. 14, 2016
Debt instrument, aggregate principal amount			$ 77,000,000						¥ 500
Maturity date			Mar. 14, 2021				Mar. 14, 2021
Stated rate			7.09%				7.09%		7.09%
Corporate Bonds Due in August 15, 2019 at 7.5% [Member]
Debt Instrument [Line Items]
Debt issuance date		Aug. 15, 2016
Debt instrument, aggregate principal amount		$ 216,000,000						¥ 1,500
Maturity date		Aug. 15, 2019
Stated rate		7.50%						7.50%
Corporate Bonds Due in April 7, 2020 at 8.2% [Member]
Debt Instrument [Line Items]
Debt issuance date						Apr. 07, 2017
Debt instrument, aggregate principal amount						$ 167,000,000									¥ 1,130
Maturity date						Apr. 07, 2020
Stated rate						8.20%									8.20%